RELATED PARTY TRANSACTIONS - Amount Due from Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party
Statement
Amount due from related parties	$ 191	$ 601
Xu Qing | Shareholder of the Company
Statement
Amount due from related parties	191	166
Unicom AirNet | Equity method investment
Statement
Amount due from related parties	$ 0	$ 435